Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 748	$ 699	$ 806
Cost of goods sold	433	444	466
Selling, general and administrative expenses	151	155	148
Trade receivables	10	17
Trade payables	118	96
Subsidiaries and Affiliates
Related Party Transaction [Line Items]
Net sales	1,068	1,028	782
Cost of goods sold	522	446	$ 392
Trade receivables	107	102
Trade payables	$ 103	$ 97